Subsequent events (Details Narrative) - USD ($)						1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 03, 2026	Dec. 03, 2025	Oct. 31, 2025	Oct. 28, 2025	Oct. 27, 2025	Jul. 31, 2025	Feb. 13, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Feb. 12, 2026	Feb. 09, 2026	Nov. 19, 2025	Jul. 07, 2025
Subsequent Event [Line Items]
Repurchased shares								0		76,800
Repurchased per share						$ 0.61
Preferred stock, shares outstanding								19,035		0	0
Share issuance, shares						2,193,355
Number of shares issued, value
Convertible debt, value										$ 4,452,000	$ 4,452,000	$ 5,691,000
Principal amount																$ 7,650,000
Common stock, shares authorized								5,000,000,000		5,000,000,000	5,000,000,000
Share based compensation								$ 961,000	$ 424,000		$ 3,206,000	$ 3,667,000
Common Stock [Member]
Subsequent Event [Line Items]
Share issuance, shares									224,056
Number of shares issued, value
Common stock, shares authorized										200,000,000	200,000,000	200,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock converted shares							1,617
Conversion of preferred stock shares							8,410,690
Conversion price							$ 0.19
Preferred stock, shares outstanding													17,418
Redemption price is payable percentage														125.00%
Redemption price is payable amount														$ 1,000
Conversion amount per share														$ 1,250
Aggregate redemption price														$ 21,800,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Repurchased shares	51,418
Repurchased per share	$ 0.14
Cash proceeds			$ 15,230,000
Other commitments, description				to increase the total committed capital from $50.0 million to $1.0 billion. In connection with such amendment, the Company issued to the investor a convertible promissory note in the aggregate principal amount of $20.0 million
Principal amount				$ 20,000,000.0
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized															200,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized															5,000,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares			19,035
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Convertible debt, shares					38,070
Convertible debt, per share					$ 0.001
Convertible debt, value					$ 30,460,000
Cash proceeds			$ 8,660,000
Share based compensation		$ 800,000
Share based compensation, fully vested		1,935,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Repurchased value	$ 10,000.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Sale of stock, shares			54,527,811
Subsequent Event [Member] | E L O C Purchase Agreement [Member]
Subsequent Event [Line Items]
Share issuance, shares							211,226,000
Number of shares issued, value							$ 29,100,000